Financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade payables member | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Fair value financial liabilities	R$ 12,249,851	R$ 12,164,730
Book value financial liabilities	12,249,851	12,164,730
Borrowing [Member]
IfrsStatementLineItems [Line Items]
Fair value financial liabilities	30,432,371	38,839,745
Book value financial liabilities	33,039,985	35,491,315
Braskem idesa borrowings member
IfrsStatementLineItems [Line Items]
Fair value financial liabilities	9,098,458	13,128,665
Book value financial liabilities	11,778,320	12,789,127
Loan to noncontrolling shareholder of braskem idesa member | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Fair value financial liabilities	2,498,093	3,646,538
Book value financial liabilities	2,498,093	3,646,538
Leniency agreement member | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Fair value financial liabilities	903,140	1,123,296
Book value financial liabilities	903,140	1,123,296
Level 2 of fair value hierarchy [member] | Borrowing [Member] | Financial liabilities at amortised cost, category [member] | Foreign Currency Bond [Member]
IfrsStatementLineItems [Line Items]
Fair value financial liabilities	5,329,174	4,696,970
Book value financial liabilities	5,394,816	4,703,059
Level 2 of fair value hierarchy [member] | Borrowing [Member] | Financial liabilities at amortised cost, category [member] | Local currency member
IfrsStatementLineItems [Line Items]
Fair value financial liabilities	1,937,255	451,899
Book value financial liabilities	1,521,011	465,258
Level 2 of fair value hierarchy [member] | Braskem idesa borrowings member | Financial liabilities at amortised cost, category [member] | Other [member]
IfrsStatementLineItems [Line Items]
Fair value financial liabilities	796,510	931,141
Book value financial liabilities	734,837	849,859
Level 2 of fair value hierarchy [member] | Debentures member | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Fair value financial liabilities	3,190,417	195,570
Book value financial liabilities	3,162,277	196,918
Level 1 of fair value hierarchy [member] | Borrowing [Member] | Financial liabilities at amortised cost, category [member] | Foreign Currency Bond [Member]
IfrsStatementLineItems [Line Items]
Fair value financial liabilities	23,165,942	33,690,876
Book value financial liabilities	26,124,158	30,322,998
Level 1 of fair value hierarchy [member] | Braskem idesa borrowings member | Financial liabilities at amortised cost, category [member] | Bond member
IfrsStatementLineItems [Line Items]
Fair value financial liabilities	8,301,948	12,197,524
Book value financial liabilities	11,043,483	11,939,268
Cash and cash equivalent member
IfrsStatementLineItems [Line Items]
Book value financial assets	12,466,474	8,680,686
Fair value financial assets	12,466,474	8,680,686
Cash and cash equivalent member | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Book value financial assets	6,392,266	3,629,864
Fair value financial assets	6,392,266	3,629,864
Cash and cash equivalent member | Cash and banks member | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Book value financial assets	6,074,208	5,050,822
Fair value financial assets	6,074,208	5,050,822
Financial investments member
IfrsStatementLineItems [Line Items]
Book value financial assets	2,312,631	3,509,555
Fair value financial assets	2,312,631	3,509,555
Financial investments member | Letras financeiras do tesouro l f t member | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Book value financial assets	1,789,375	2,337,171
Fair value financial assets	1,789,375	2,337,171
Financial investments member | Time deposit investments member | Financial assets at amortised cost, class [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Book value financial assets		106,271
Fair value financial assets		106,271
Financial investments member | Other [member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Book value financial assets	523,256	1,066,113
Fair value financial assets	523,256	1,066,113
Trade Accounts Receivables [Member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Book value financial assets	32,711	48,508
Fair value financial liabilities	32,711	48,508
Trade Accounts Receivables [Member] | Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Book value financial assets	3,199,223	7,118,452
Fair value financial assets	R$ 3,199,223	R$ 7,118,452